Stock Transactions (Narrative) (Details) (USD $)	12 Months Ended							1 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Incentive Award Tax Settlement [Member]	Dec. 31, 2012 Met Life Inc [Member]	Dec. 31, 2011 Repurchase Program 2002 [Member]	Dec. 31, 2011 Accelerated Share Repurchase [Member]	Jan. 24, 2013 January Two Thousand Thirteen Share Repurchase Authorization [Member]	Apr. 18, 2013 April Two Thousand Thirteen Share Repurchase Authorization [Member]	Jul. 18, 2013 July Two Thousand Thirteen Share Repurchase Authorization [Member]	Feb. 20, 2014 Subsequent Event [Member]
Stock Transactions [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued				346,561
Treasury Stock, Shares, Acquired	4,151,312			125,829	3,000,000	838,362	2,500,000
Treasury Stock Acquired, Average Cost Per Share	$ 64.13				$ 61.14		$ 51.39
Shares Granted To Non Employee Directors	14,200
Stock Repurchase Program, Authorized Amount								$ 200,000,000.0	$ 100,000,000.0	$ 100,000,000.0	$ 300,000,000.0
Treasury Stock Value Acquired Cost Method Repurchase Agreement	261,300,000		43,100,000
Accelerated Share Repurchases, Initial Price Paid Per Share							$ 59.76
Accelerated Share Repurchases, Settlement Payment or Receipt							149,400,000
Accelerated Share Repurchases, Adjustment to Recorded Amount			4,300,000
Accelerated Share Repurchases, Final Price Paid Per Share							$ 61.47
Stock Repurchase Program, Remaining Authorized Repurchase Amount						43,400,000
Warrants Excercised		4,402,078
Price Per Warrant			$ 35.44
Stock Issued During Period Shares Conversion Of Units		5,506,088	5,506,088